CONDENSED CONSOLIDATED BALANCE SHEETS (Q2) (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Shareholders' Deficit
Preference shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in shares)	1,000,000	1,000,000
Preference shares, shares issued (in shares)	0	0
Preference shares, shares outstanding (in shares)	0	0
Class A Ordinary Shares [Member]
LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Ordinary shares, redemption par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, redemption (in shares)	27,600,000	27,600,000
Ordinary shares, redemption price per share (in dollars per share)	$ 10.42	$ 10.30
Shareholders' Deficit
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000
Ordinary shares, shares issued (in shares)	0	0
Ordinary shares, shares outstanding (in shares)	0	0
Class B Ordinary Shares [Member]
Shareholders' Deficit
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares, shares issued (in shares)	6,900,000	6,900,000
Ordinary shares, shares outstanding (in shares)	6,900,000	6,900,000